INCOME TAXES (Details Textual)	Mar. 31, 2019 USD ($)
U.S Subsidiary Company [Member]
Operating Loss Carryforwards	$ 14,190,773
Canada [Member]
Operating Loss Carryforwards	10,552,713
U.S parent Company [Member]
Operating Loss Carryforwards	$ 14,190,773